Shareholders’ Equity - Schedule of Status of RSUs and PSUs under the 2021 Share Incentive Plan (Details) - RSUs and PSUs [Member] - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Status of RSUs and PSUs under the 2021 Share Incentive Plan [Line Items]
Number of RSUs and PSUs, beginning balance	8,019,347
Weighted - average fair value, beginning balance	$ 13.16
Number of RSUs and PSUs, Granted	4,665,025
Weighted - average fair value, Granted	$ 12.03	$ 22.73
Number of RSUs and PSUs, Vested	1,577,470
Weighted - average fair value, Vested	$ 12.41
Number of RSUs and PSUs, Forfeited	518,672
Weighted - average fair value, Forfeited	$ 13.27
Number of RSUs and PSUs, Ending balance	10,588,230
Weighted - average fair value, Ending balance	$ 12.77